Financial Instruments - Financial and Other Risks - Schedule of Contractual Maturity for Secured and Unsecred Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 3,431,669	$ 2,206,948
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	24,868	32,997
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	65,294	41,577
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	219,144	354,738
1 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	2,438,033	1,723,306
5 plus years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 684,330	$ 54,330